Note 7 - Investments in Affiliates (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)
Income (Loss) from Equity Method Investments	$ 16,744	¥ 108,944	¥ 48,293	[1]	¥ 26,924	[1]
Share of Other Comprehensive Income (Loss) of Affiliate	$ 194	¥ 1,263	¥ (37,911)		¥ 37,567
Shanghai Teamhead Automobile Surveyors Co. Ltd [Member]
Equity Method Investment, Ownership Percentage	40.00%	40.00%	40.00%
Sincere Fame International Limited [Member]
Equity Method Investment, Ownership Percentage	20.60%	20.60%	20.60%

[1]	In November 2016, the FASB issued ASU No. 2016-18 ("ASU 2016-18"), Statement of Cash Flows (Topic 230) - Restricted Cash. This ASU requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling beginning-of-period and end of- period total amounts shown on the statement of cash flows. The provisions of ASU 2016-18 are effective for reporting periods beginning after December 15, 2017 and are to be applied retrospectively; early adoption is permitted. In connection with the adoption of this update, the Group have reclassified RMB10,107 and RMB16,152 of restricted cash from investing activities to the cash and, cash equivalents, and restricted cash balance in the years ended December 31, 2015 and 2016, respectively, to be consistent with the 2017 presentation.